Notes on the Consolidated Balance Sheet - Reconciliation of Other Provisions (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)
Reconciliation of changes in other provisions [abstract]
Balance - January 1	€ 321
- thereof non-current	16	[1]
- thereof current	305	[1]
Acquired	508
Utilization	0
Release	(78)
Addition	1,307
Reclassifications	0
Discounting effects	0
Currency translation	6
Balance - December 31	2,064
- thereof non-current	17
- thereof current	2,047
Sales Tax provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	282
- thereof non-current	0
- thereof current	282
Acquired	508
Utilization	0
Release	(55)
Addition	1,151
Reclassifications	0
Discounting effects	0
Currency translation	6
Balance - December 31	1,892
- thereof non-current	0
- thereof current	1,892
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	39
- thereof non-current	16
- thereof current	23
Acquired	0
Utilization	0
Release	(23)
Addition	156
Reclassifications	0
Discounting effects	0
Currency translation	0
Balance - December 31	172
- thereof non-current	17
- thereof current	€ 155

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.